Segment information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 28, 2025 CAD ($) segment	Feb. 29, 2024 CAD ($)	Aug. 31, 2024 CAD ($)
Segment information
Number of reportable business segments | segment			2
Segment revenues	$ 105,282	$ 728,611	$ 247,693	$ 1,715,003
Segment gross profit (loss)	(5,702)	220,083	(56,142)	655,611
Segment profit (loss) before tax	(3,615,177)	(8,447,318)	(5,187,407)	(7,479,048)
Research and development	789,975	334,731	1,043,985	1,319,237
Office salaries and benefits	944,926	1,044,772	1,434,871	1,905,226
Segment assets	28,270,957		28,270,957		$ 11,420,241
Cash	15,324,176		15,324,176		63,126
Additions to property and equipment and intangibles			34,563	247,130
Segment liabilities	4,543,636		4,543,636		8,400,254
Gain on derivative liabilities	1,456,228	906,760	3,129,648	6,317,928
Transaction costs [note 15]	845,995	1,710,863	1,040,742	1,860,335
Impairment of goodwill		4,274,000		4,274,000
Operating segments
Segment information
Revenue from external customers	105,282	728,611	247,693	1,715,003
Segment revenues	105,282	728,611	247,693	1,715,003
Segment gross profit (loss)	(5,702)	220,083	(56,142)	655,611
Segment profit (loss) before tax	(3,615,177)	(8,447,318)	(5,187,407)	(7,479,048)
Research and development	789,975	334,731	1,043,985	1,319,237
Office salaries and benefits	944,926	1,044,772	1,434,871	1,905,226
Segment assets	28,270,957		28,270,957		11,420,241
Cash	15,324,176		15,324,176		63,126
Additions to property and equipment and intangibles			89,049		599,578
Segment liabilities	4,543,636		4,543,636		8,400,254
Inter-segment eliminations
Segment information
Revenue from other segments	(24,588)	(211,918)	(34,588)	(237,720)
Segment revenues	(24,588)	(211,918)	(34,588)	(237,720)
Segment gross profit (loss)	(15,012)	(7,213)	(18,212)	(14,120)
Segment profit (loss) before tax	(12,004)	(5,869)	(22,030)	1,267
Segment assets	(9,922,121)		(9,922,121)		(11,277,388)
Additions to property and equipment and intangibles			(3,200)		(185,744)
Segment liabilities	(759,441)		(759,441)		(1,013,824)
Sale of electric boats | Operating segments
Segment information
Revenue from external customers	78,332	176,028	198,724	294,618
Revenue from other segments	24,588	206,859	34,588	225,753
Segment revenues	102,920	382,887	233,312	520,371
Segment gross profit (loss)	15,760	(40,126)	(21,551)	(68,869)
Segment profit (loss) before tax	(3,539,241)	(3,868,221)	(5,149,984)	(2,741,581)
Research and development	785,192	334,731	1,038,185	1,319,237
Office salaries and benefits	944,842	917,109	1,546,628	1,598,103
Segment assets	36,712,808		36,712,808		19,737,669
Cash	15,241,752		15,241,752		28,108
Additions to property and equipment and intangibles			82,249		280,587
Segment liabilities	4,511,651		4,511,651		8,306,618
Rental of electric boats | Operating segments
Segment information
Revenue from external customers	26,950	552,583	48,969	1,420,385
Revenue from other segments		5,059		11,967
Segment revenues	26,950	557,642	48,969	1,432,352
Segment gross profit (loss)	(6,450)	267,422	(16,379)	738,600
Segment profit (loss) before tax	(63,932)	(4,573,228)	(15,393)	(4,738,734)
Research and development	4,783		5,800
Office salaries and benefits	84	$ 127,663	(111,757)	$ 307,123
Segment assets	1,480,270		1,480,270		2,960,124
Cash	82,424		82,424		35,018
Additions to property and equipment and intangibles			10,000		487,000
Segment liabilities	$ 791,426		$ 791,426		$ 1,151,501